ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Payroll and welfare benefit	$ 37,241	$ 22,404
Other taxes and surcharges payable	42,484	45,705
Accrued unrecognized tax benefits and related interest and penalties	104,211	75,483
Amounts payable to employees	3,493	2,391
Amounts payable to sales and marketing agents	82,769	61,463
Refundable rental deposits	5,927	1,221
Accrued rental expenses	1,118	$ 759
Amounts due to foremen and suppliers of decoration services	23,765
Amounts due to Tianxiajin investors	23,985
Down payments collected on behalf of secondary home sellers	4,452
Cash incentives payable to home buyers	14,594
Others	17,554	$ 12,475
Accrued expenses and other liabilities	$ 361,593	$ 221,901